Restructuring and Asset Impairment Charges (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Restructuring Program Activity [Table Text Block]

A summary of our restructuring program activity during the three years ended December 31, 2012 is as follows:

	Severance and Related Costs	Lease Cancellation and Other Costs	Asset Impairments(1)	Total
Balance at December 31, 2009	$54	$20	$—	$74
Restructuring provision	470	28	26	524
Reversals of prior accruals	(32)	(9)	—	(41)
Net current period charges(2)	438	19	26	483
Charges against reserve and currency	(194)	(14)	(26)	(234)
Balance at December 31, 2010	298	25	—	323
Restructuring provision	98	1	5	104
Reversals of prior accruals	(65)	(6)	—	(71)
Net current period charges(2)	33	(5)	5	33
Charges against reserve and currency	(215)	(13)	(5)	(233)
Balance at December 31, 2011	116	7	—	123
Restructuring provision	160	5	2	167
Reversals of prior accruals	(13)	—	(1)	(14)
Net current period charges(2)	147	5	1	153
Charges against reserve and currency	(140)	(5)	(1)	(146)
Balance at December 31, 2012	$123	$7	$—	$130
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(1)	Charges associated with asset impairments represent the write-down of the related assets to their new cost basis and are recorded concurrently with the recognition of the provision.

(2)	Represents amount recognized within the Consolidated Statements of Income for the years shown.

Reconciliation to the Condensed Consolidated Statements of Cash Flows [Table Text Block]
The following table summarizes the reconciliation to the Consolidated Statements of Cash Flows:

	Year Ended December 31,
	2012	2011	2010
Charges against reserve	$(146)	$(233)	$(234)
Asset impairment	1	5	26
Effects of foreign currency and other non-cash items	1	10	(5)
Restructuring Cash Payments	$(144)	$(218)	$(213)

Total Costs Incurred with Restructuring Programs, by Segment [Table Text Block]
The following table summarizes the total amount of costs incurred in connection with these restructuring programs by segment:

	Year Ended December 31,
	2012	2011	2010
Services	$71	$12	$104
Document Technology	82	23	325
Other	—	(2)	54
Total Net Restructuring Charges	$153	$33	$483